Note 22 - Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of expenses by nature [text block]
	2019	2018	2017
Wages and benefits	$874,673	$822,258	$703,759
Subcontract fees	834,598	888,566	1,044,936
Stock-based compensation	237,311	395,468	218,896
Supplies	137,233	156,184	71,830
	$2,083,815	$2,262,476	$2,039,421
Stock-based compensation	$2,650,830	$3,207,411	$2,739,462
Wages and benefits	1,619,719	1,433,286	1,443,656
Professional fees	1,120,805	735,604	597,865
General expenses	813,951	392,901	598,600
Depreciation and amortization	243,674	153,244	182,252
Management and consulting fees	154,357	155,169	229,577
Rent and facility costs	94,051	96,260	96,297
	$6,697,387	$6,173,875	$5,887,709